Xtrackers Cybersecurity Select Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Xtrackers Cybersecurity Select Equity ETF | Xtrackers Cybersecurity Select Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	1.71%	10.12%